Derivative Instruments and Hedging Activities - Foreign Currency Forward Contracts (Detail) - Jun. 30, 2015 $ in Thousands	NOK	USD ($)	EUR (€)	SGD
Norwegian Kroner [Member]
Derivative [Line Items]
Contract Amount in Foreign Currency | NOK	NOK 608,500,000
Average Forward Rate	7.01	7.01	7.01	7.01
Euro [Member]
Derivative [Line Items]
Contract Amount in Foreign Currency | €			€ 23,137,000
Average Forward Rate	0.88	0.88	0.88	0.88
Singapore Dollars [Member]
Derivative [Line Items]
Contract Amount in Foreign Currency | SGD				SGD 22,442,000
Average Forward Rate	1.35	1.35	1.35	1.35
Foreign currency forward contracts [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset (Liability) Non-hedge		$ (10,150)
Foreign currency forward contracts [Member] | Norwegian Kroner [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset (Liability) Non-hedge		(9,610)
Expected Maturity Current Year		35,217
Expected Maturity Next Fiscal Year		46,632
Expected Maturity Fiscal Year Two		4,905
Foreign currency forward contracts [Member] | Euro [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset (Liability) Non-hedge		(593)
Expected Maturity Current Year		24,011
Expected Maturity Next Fiscal Year		2,413
Foreign currency forward contracts [Member] | Singapore Dollars [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset (Liability) Non-hedge		53
Expected Maturity Next Fiscal Year		$ 16,537